Dividends	12 Months Ended
Dec. 31, 2020
Disclosure Cash Dividends [Abstract]
Dividends	Dividends
All dividends of the Company are made on a discretionary basis as determined by the Board. The Company declares and pays the dividends on its common shares in U.S. dollars. Dividends declared were as follows:

	2020				2019
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$344,382		$0.6063		$277,835		$0.5512
Series A preferred shares	C$	6,194	C$	1.2905	C$	6,194	C$	1.2905
Series D preferred shares	C$	5,091	C$	1.2728	C$	5,068	C$	1.2671